Common Stock Warrants - Summary of warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Warrants
Warrants outstanding at the beginning	8,203,839	1,004,115	1,004,115
Warrants issued		7,200,002
Warrants expired	(15,097)	(278)
Warrants outstanding and exercisable at the end	8,188,742	8,203,839	1,004,115	1,004,115
Weighted Average Exercise Price
Weighted-Average Exercise Price at the beginning (in dollars per share)	$ 14.93	$ 105.85	$ 105.85
Warrants issued (in dollars per share)		2.25
Warrants expired (in dollars per share)	252.53	16
Weighted-Average Exercise Price at the ending (in dollars per share)	$ 14.49	$ 14.93	$ 105.85	$ 105.85
Remaining Contractual Term
Warrants outstanding (in years)	3 years 6 months	4 years 3 months 18 days	3 years 6 months	4 years 6 months